Employee Benefit Plans (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair value of the pension plan assets by asset category
Total	$ 11,707	$ 10,034	$ 9,296
Pension plans, defined benefit [Member]
Fair value of the pension plan assets by asset category
Total	11,707	10,034
Pension plans, defined benefit [Member] | Cash equivalents [Member]
Fair value of the pension plan assets by asset category
Total	485	1,791
Pension plans, defined benefit [Member] | U.S. large-cap (a) [Member]
Fair value of the pension plan assets by asset category
Total	4,335	3,821
Pension plans, defined benefit [Member] | U.S. mid-cap (b) [Member]
Fair value of the pension plan assets by asset category
Total	575	502
Pension plans, defined benefit [Member] | U.S. small-cap (c) [Member]
Fair value of the pension plan assets by asset category
Total	635	595
Pension plans, defined benefit [Member] | International (d) [Member]
Fair value of the pension plan assets by asset category
Total	1,670	1,278
Pension plans, defined benefit [Member] | Real estate (e) [Member]
Fair value of the pension plan assets by asset category
Total	395	203
Pension plans, defined benefit [Member] | Commodities (f) [Member]
Fair value of the pension plan assets by asset category
Total	370	198
Pension plans, defined benefit [Member] | U.S. gov't agency obligations (g) [Member]
Fair value of the pension plan assets by asset category
Total	2,726	841
Pension plans, defined benefit [Member] | Corporate investment grade (g) [Member]
Fair value of the pension plan assets by asset category
Total	416	653
Pension plans, defined benefit [Member] | Corporate non-investment grade (g) [Member]
Fair value of the pension plan assets by asset category
Total	100	152
Pension plans, defined benefit [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair value of the pension plan assets by asset category
Total	8,465	8,388
Pension plans, defined benefit [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Cash equivalents [Member]
Fair value of the pension plan assets by asset category
Total	485	1,791
Pension plans, defined benefit [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | U.S. large-cap (a) [Member]
Fair value of the pension plan assets by asset category
Total	4,335	3,821
Pension plans, defined benefit [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | U.S. mid-cap (b) [Member]
Fair value of the pension plan assets by asset category
Total	575	502
Pension plans, defined benefit [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | U.S. small-cap (c) [Member]
Fair value of the pension plan assets by asset category
Total	635	595
Pension plans, defined benefit [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | International (d) [Member]
Fair value of the pension plan assets by asset category
Total	1,670	1,278
Pension plans, defined benefit [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Real estate (e) [Member]
Fair value of the pension plan assets by asset category
Total	395	203
Pension plans, defined benefit [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Commodities (f) [Member]
Fair value of the pension plan assets by asset category
Total	370	198
Pension plans, defined benefit [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | U.S. gov't agency obligations (g) [Member]
Fair value of the pension plan assets by asset category
Total	0	0
Pension plans, defined benefit [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Corporate investment grade (g) [Member]
Fair value of the pension plan assets by asset category
Total	0	0
Pension plans, defined benefit [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Corporate non-investment grade (g) [Member]
Fair value of the pension plan assets by asset category
Total	0	0
Pension plans, defined benefit [Member] | Other Observable Inputs (Level 2) [Member]
Fair value of the pension plan assets by asset category
Total	3,242	1,646
Pension plans, defined benefit [Member] | Other Observable Inputs (Level 2) [Member] | Cash equivalents [Member]
Fair value of the pension plan assets by asset category
Total	0	0
Pension plans, defined benefit [Member] | Other Observable Inputs (Level 2) [Member] | U.S. large-cap (a) [Member]
Fair value of the pension plan assets by asset category
Total	0	0
Pension plans, defined benefit [Member] | Other Observable Inputs (Level 2) [Member] | U.S. mid-cap (b) [Member]
Fair value of the pension plan assets by asset category
Total	0	0
Pension plans, defined benefit [Member] | Other Observable Inputs (Level 2) [Member] | U.S. small-cap (c) [Member]
Fair value of the pension plan assets by asset category
Total	0	0
Pension plans, defined benefit [Member] | Other Observable Inputs (Level 2) [Member] | International (d) [Member]
Fair value of the pension plan assets by asset category
Total	0	0
Pension plans, defined benefit [Member] | Other Observable Inputs (Level 2) [Member] | Real estate (e) [Member]
Fair value of the pension plan assets by asset category
Total	0	0
Pension plans, defined benefit [Member] | Other Observable Inputs (Level 2) [Member] | Commodities (f) [Member]
Fair value of the pension plan assets by asset category
Total	0	0
Pension plans, defined benefit [Member] | Other Observable Inputs (Level 2) [Member] | U.S. gov't agency obligations (g) [Member]
Fair value of the pension plan assets by asset category
Total	2,726	841
Pension plans, defined benefit [Member] | Other Observable Inputs (Level 2) [Member] | Corporate investment grade (g) [Member]
Fair value of the pension plan assets by asset category
Total	416	653
Pension plans, defined benefit [Member] | Other Observable Inputs (Level 2) [Member] | Corporate non-investment grade (g) [Member]
Fair value of the pension plan assets by asset category
Total	100	152
Pension plans, defined benefit [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair value of the pension plan assets by asset category
Total	0	0
Pension plans, defined benefit [Member] | Significant Unobservable Inputs (Level 3) [Member] | Cash equivalents [Member]
Fair value of the pension plan assets by asset category
Total	0	0
Pension plans, defined benefit [Member] | Significant Unobservable Inputs (Level 3) [Member] | U.S. large-cap (a) [Member]
Fair value of the pension plan assets by asset category
Total	0	0
Pension plans, defined benefit [Member] | Significant Unobservable Inputs (Level 3) [Member] | U.S. mid-cap (b) [Member]
Fair value of the pension plan assets by asset category
Total	0	0
Pension plans, defined benefit [Member] | Significant Unobservable Inputs (Level 3) [Member] | U.S. small-cap (c) [Member]
Fair value of the pension plan assets by asset category
Total	0	0
Pension plans, defined benefit [Member] | Significant Unobservable Inputs (Level 3) [Member] | International (d) [Member]
Fair value of the pension plan assets by asset category
Total	0	0
Pension plans, defined benefit [Member] | Significant Unobservable Inputs (Level 3) [Member] | Real estate (e) [Member]
Fair value of the pension plan assets by asset category
Total	0	0
Pension plans, defined benefit [Member] | Significant Unobservable Inputs (Level 3) [Member] | Commodities (f) [Member]
Fair value of the pension plan assets by asset category
Total	0	0
Pension plans, defined benefit [Member] | Significant Unobservable Inputs (Level 3) [Member] | U.S. gov't agency obligations (g) [Member]
Fair value of the pension plan assets by asset category
Total	0	0
Pension plans, defined benefit [Member] | Significant Unobservable Inputs (Level 3) [Member] | Corporate investment grade (g) [Member]
Fair value of the pension plan assets by asset category
Total	0	0
Pension plans, defined benefit [Member] | Significant Unobservable Inputs (Level 3) [Member] | Corporate non-investment grade (g) [Member]
Fair value of the pension plan assets by asset category
Total	$ 0	$ 0